Financial assets at fair value through the income statement (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at fair value

	Barclays Bank Group
	2022	2021
	£m	£m
Loans and advances	1,679	2,813
Debt securities	205	318
Other financial assets	1	—
Financial assets designated at fair value	1,885	3,131

Loans and advances	36,511	33,089
Debt securities	3,012	1,937
Equity securities	4,934	4,798
Reverse repurchase agreements and other similar secured lending	164,698	145,186
Other financial assets	88	85
Financial assets mandatorily at fair value	209,243	185,095
Total	211,128	188,226

	Barclays Bank Group
	2022		2021
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	57,325	72,728	53,164	61,333
Deposits	41,037	42,455	29,409	29,836
Repurchase agreements and other similar secured borrowing	173,172	173,938	168,075	168,144
Subordinated debt[a]	521	1,029	483	613
Financial liabilities designated at fair value	272,055	290,150	251,131	259,926
Note
a.Subordinated debt measured at fair value was previously disclosed in Note 26 Subordinated Liabilities. From 2021, it is disclosed within Financial Liabilities designated at fair value to better reflect that it is accounted for at fair value.

Credit risk of loans and advances designated at fair value and related credit derivatives	The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at fair value as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns.

	Barclays Bank Group

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	1,679	2,813	—	1	(3)	(3)
Value mitigated by related credit derivatives	855	1,617	(1)	(3)	(1)	(3)